Regulatory Matters - Pending Infrastructure Surcharge Filings Additional Information (Details) - USD ($) $ in Millions	Sep. 16, 2026	Jun. 30, 2026
Missouri
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount	$ 14
West Virginia
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount		$ 5